6. Intangible Assets: Patents: Schedule of Intangible Assets and Goodwill (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Intangible Assets and Goodwill
March 31, 2013
Patent costs	939,535
Amortization	(404,589)
Patents	$534,946